Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2014
Stockholders' Deficit [Abstract]
Comprehensive Income (Loss) Note [Text Block]
4. Comprehensive Income (Loss)

Comprehensive income and loss for the periods presented is comprised solely of our net income and loss. We had no items of other comprehensive income (loss) during the three and six-month periods ended June 30, 2014 and 2013. Comprehensive loss for the three and six-month periods ended June 30, 2014 was $0.8 million and $2.6 million, respectively. Comprehensive income for the three and six-month periods ended June 30, 2013 was $5.1 million and $11.1 million, respectively.